FINANCIAL ASSETS AND LIABILITIES - Itaipu financial assets (Details) - Itaipu - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries
Accounts Receivable	R$ 3,921,488	R$ 3,074,190
Right of Reimbursement	2,608,840	2,248,043
Energy Suppliers - Itaipu	(3,314,717)	(3,028,920)
Reimbursement obligations	(3,862,825)	(2,996,427)
Total Current Assets/Liabilities	(647,214)	(703,114)
Accounts Receivable	656,177	922,703
Right of Reimbursement	1,891,004	3,479,337
Reimbursement obligations	(1,444,147)	(2,496,433)
Total Assets/Non-Current Liabilities	1,103,034	1,905,607
Total	R$ 455,820	R$ 1,202,493